Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Other Intangible Assets
Amortization expense for definite-life intangible assets for the year	$ 500	$ 672	$ 1,210
Estimated amortization expense in 2015	350
Estimated amortization expense in 2016	244
Estimated amortization expense in 2017	177
Estimated amortization expense in 2018	57
Estimated amortization expense in 2019	28
Write-offs of fully amortized finite-lived intangible assets	$ 2,850	$ 6,217
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	9 years 9 months 19 days
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	9 years 8 months 12 days
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	12 years 1 month 6 days